                          VIP PREMIER VARIABLE ANNUITY


               PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
                PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT

                         SUPPLEMENT DATED JULY 24, 2000
                       TO THE PROSPECTUS DATED MAY 1, 2000


This supplement describes changes to the fees and expenses of one fund available under this variable annuity contract. This supplement should be retained with the prospectus for future reference.

The following information replaces the expenses and examples shown for the Strong Opportunity Fund II on pages 5-9 in the prospectus.

TABLE OF EXPENSES

--------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.                         OPPORTUNITY FUND II
("STRONG OPPORTUNITY FUND")                                   PORTFOLIO
ANNUAL EXPENSES (5)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                  1.00%
     (Investment Advisory Fees)
Other Expenses (7)
     (after reimbursement)                                       0.10%
Total Fund Annual Expenses
     (after reimbursement)                                       1.10%
--------------------------------------------------------------------------------


(5) The fee and expense information regarding the Funds was provided by the Funds and has not been independently verified by PLACA. Market Street Fund is affiliated with PLACA. None of the other Funds is affiliated with PLACA.

(7) Strong has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.10%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund's shareholders.
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EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, assuming that no optional death benefit rider was selected:

1. If you surrender or annuitize your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
             SUBACCOUNT             1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II          $90.68     $125.44     $159.44     $289.95
--------------------------------------------------------------------------------

2. If you do not surrender or annuitize your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
             SUBACCOUNT             1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II          $26.00     $79.89      $136.39     $289.95
--------------------------------------------------------------------------------


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, assuming that the rising floor optional death benefit rider was selected:

3. If you surrender or annuitize your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
             SUBACCOUNT             1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II          $94.40     $136.76     $178.64     $328.49
--------------------------------------------------------------------------------

The above Examples assume no transfer charges or premium taxes have been assessed. The Examples also assume that the Annual Administrative Fee is $40 and that the estimated average Contract Account Value per Contract is $40,000, which translates the Annual Administrative Fee into an assumed 0.10% charge for purposes of the Examples based on a $1,000 investment.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE MORE OR LESS THAN THE ASSUMED AMOUNT.